INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company accounts for its income taxes in accordance with ASC 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax credit carry forwards.

Due to our cumulative loss position, historical net operating losses (“NOLs”), and other available evidence related to our ability to generate taxable income, we have recorded a full valuation allowance against our net deferred tax assets as of June 30, 2026, and December 31, 2025. Accordingly, we have not recorded a provision for federal income taxes during the three months and six months ended June 30, 2026.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operation in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

We may have experienced ownership changes as defined by Internal Revenue Code (“IRC”) Section 382 in February 2025, and we are in the process of preparing an analysis of the annual limitation on the utilization of our NOLs. We will continue to monitor trading activity in our shares that may cause an additional ownership change, which may ultimately affect our ability to fully utilize our existing NOL carryforwards.

During the year ended December 31, 2025, Legacy XCF acquired New Rise in a transaction accounted for as a reverse acquisition, (the “Acquisition”). As a result of the Acquisition, New Rise was treated as the accounting predecessor for financial reporting purposes.

Prior to the Acquisition, New Rise was not a taxable reporting entity for U.S. federal and state income tax purposes. Upon consummation of the Acquisition, New Rise became a taxable entity and recorded opening deferred tax assets and liabilities as of the acquisition date, net of any valuation allowance.

As a result of the Acquisition, New Rise experienced a tax basis refresh such that historical book-tax timing differences associated with periods prior to the transaction are no longer applicable. Accordingly, deferred tax assets and liabilities recognized in connection with the Acquisition relate to differences between (i) the book carrying amounts of the acquiree’s assets and liabilities and (ii) the tax bases established as a result of the consideration exchanged in the transaction, together with other post-transaction temporary differences and tax attribute carryforwards.

The Company evaluated the realizability of deferred tax assets arising from (i) the change in New Rise’s tax status and (ii) the additional deferred tax asset basis created in the Acquisition. Based on the weight of available positive and negative evidence, including the Company’s cumulative loss position and expectations regarding the generation of future taxable income, management concluded that it is more likely than not that the Company’s deferred tax assets will not be realized. Accordingly, the Company recorded a valuation allowance sufficient to fully offset its deferred tax assets.

As a result of maintaining a full valuation allowance, no income tax expense or benefit was recognized in the unaudited condensed consolidated statements of operations in connection with the change in tax status or the deferred tax impacts of the Acquisition. In addition, no amounts were recorded to additional paid-in capital related to deferred tax assets arising from the transaction.

NOTE 12. INCOME TAXES

The Company accounts for its income taxes in accordance with ASC 740, “Incomes Taxes”, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and tax credit carry forwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operation in the period that includes the enactment date. The Company has a net operating loss carryforward, however, due to the uncertainty of realization, the Company has provided a full valuation allowance for deferred tax assets resulting from this net operating loss carryforward.

Significant components of our deferred tax assets and liabilities are as follows:

2025
Deferred tax assets
Net operating loss (“NOL”) carryforwards
U.S. federal	$20,461,846
Tax Credits
Energy related tax credits	185,987
Goodwill	139,473,347
Property, Plant and Equipment	575,817
Stock Compensation	1,843,290
Other	2,412,094
Less: valuation allowance	(164,952,382)
Deferred tax assets, net of valuation allowance	-

Deferred tax liabilities	-

Total deferred tax liabilities	-

Net deferred tax liabilities	$-

As of December 21, 2025, and 2024, the Company had federal net operating loss carryforwards of $97,437,361 and $0, respectively. Our net operating loss carryforwards have an indefinite carryforward period.

We may have experienced ownership changes as defined by Internal Revenue Code (“IRC”) Section 382 in 2025, and we are in the process of preparing an analysis of the annual limitation on the utilization of our NOLs. We will continue to monitor trading activity in our shares that may cause an additional ownership change, which may ultimately affect our ability to fully utilize our existing NOL carryforwards.

For the year ended December 31, 2025, the Company recorded no current or deferred income tax expense or benefit. Deferred tax assets and liabilities, if any, are measured using enacted tax rates expected to apply when temporary differences reverse. In 2024, the predecessor was not a tax paying entity; therefore no 2024 amounts are presented in the accompanying tables. Management evaluates the realizability of deferred tax assets and records a valuation allowance when it is more likely than not that some or all of the deferred tax assets will not be realized.

During the year ended December 31, 2025, Legacy XCF acquired New Rise in a transaction accounted for as a reverse acquisition, the Acquisition. As a result of the Acquisition, New Rise is treated as the accounting predecessor for financial reporting purposes.

Prior to the Acquisition, New Rise was not a taxable reporting entity for U.S. federal and state income tax purposes. Upon consummation of the Acquisition, New Rise became a taxable entity and recorded opening deferred tax assets and liabilities as of the acquisition date, net of any valuation allowance.

As a result of the Acquisition, New Rise experienced a tax basis refresh such that historical book-tax timing differences associated with periods prior to the transaction are no longer applicable. Accordingly, deferred tax assets and liabilities recognized in connection with the Acquisition relate to differences between (i) the book carrying amounts of the acquiree’s assets and liabilities and (ii) the tax bases established as a result of the consideration exchanged in the transaction, together with other post-transaction temporary differences and tax attribute carryforwards.

The Company evaluated the realizability of deferred tax assets arising from (i) the change in New Rise’s tax status and (ii) the additional deferred tax asset basis created in the Acquisition. Based on the weight of available positive and negative evidence, including the Company’s cumulative loss position and expectations regarding the generation of future taxable income, management concluded that it is more likely than not that the Company’s deferred tax assets will not be realized. Accordingly, the Company recorded a valuation allowance sufficient to fully offset its deferred tax assets.

As a result of maintaining a full valuation allowance, no income tax expense or benefit was recognized in the consolidated statements of operations in connection with the change in tax status or the deferred tax impacts of the Acquisition. In addition, no amounts were recorded to additional paid-in capital related to deferred tax assets arising from the transaction.

Due to our cumulative loss position, historical net operating losses (“NOLs”), and other available evidence related to our ability to generate taxable income, we have recorded a full valuation allowance against our net deferred tax assets as of December 31, 2025, and December 31, 2024. Accordingly, we have not recorded a provision for federal income taxes during the year ended December 31, 2025. During the year ended December 31, 2025, the Company recorded an increase in its valuation allowance of $164,952,382 due to continued operating losses as reflected in the rate reconciliation table with the remaining increase of approximately $148,845,231 attributable to deferred tax assets recognized in the Acquisition as a result of the change in New Rise’s filing status.

The table below provides the updated requirements of ASU No. 2023-09 for 2025. See Note 2 for additional details on the adoption of ASU No. 2023-09.

Our income tax rates do not bear a customary relationship to statutory income tax rates. A reconciliation of the U.S. federal statutory income tax rate of 21% to our effective income tax rate for the year ended December 31, 2025 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$15,541,001	21%
State and local income taxes, net of federal income tax effect	-	-
Tax credits	(185,987)	(0.25)%
Changes in valuation allowance	16,107,151	21.77%
Nontaxable or nondeductible items
Loss on issuance of debt	8,511,510	11.50%
Change in fair value of warrants	(44,082,402)	(59.57)%
Unrealized loss on derivative asset	3,392,775	4.58%
Transaction costs	715,952	0.97%
Changes in unrecognized tax benefits
Other adjustments	-	-
Effective tax rate as reported	$-	-%